Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: May 2020

The undersigned, a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Servicer and Administrator, Chase Card Funding LLC, as Transferor, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: May 31, 2020

(b)	Interest Period: May 15, 2020 through June 14, 2020

(c)	Determination Date: June 11, 2020

(d)	Distribution Date: June 15, 2020

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director